Restricted Net Assets (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses:
General and administrative expenses	$ (12,701)	¥ (82,272)	¥ (58,071)	¥ (52,565)
Total operating expenses	(50,039)	(324,140)	(333,956)	(258,102)
Operating income	1,023	6,628	2,245	53,983
Interest income	1,088	7,045	17,658	11,687
Foreign currency exchange income/(loss), net	56	361	(1,361)	1,935
Other income, net	3,084	19,976	4,572	9,104
Income tax expenses	(1,325)	(8,586)	(3,007)	(13,053)
Net income	3,926	25,424	20,107	63,656
Net income	3,926	25,424	20,107	63,656
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	667	4,320	1,780	(9,018)
Comprehensive income	4,593	29,744	21,887	54,638
Tax effect of foreign currency translation adjustments		0	0	0
Parent company
Operating expenses:
General and administrative expenses	(1,875)	(12,143)	(3,369)	(4,461)
Total operating expenses	(1,875)	(12,143)	(3,369)	(4,461)
Operating income	(1,875)	(12,143)	(3,369)	(4,461)
Share of income of subsidiaries and VIEs	5,013	32,464	20,251	61,151
Interest income	66	428	4,147	4,329
Foreign currency exchange income/(loss), net	(63)	(409)	(1,536)	2,239
Other income, net	785	5,084	614	398
Income before income tax	3,926	25,424	20,107	63,656
Net income	3,926	25,424	20,107	63,656
Net income	3,926	25,424	20,107	63,656
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	722	4,674	1,799	(9,083)
Share of other comprehensive income/(loss) of subsidiaries and VIEs, net of tax of RMB nil	(55)	(354)	(19)	65
Other comprehensive (loss)/income	667	4,320	1,780	(9,018)
Comprehensive income	$ 4,593	29,744	21,887	54,638
Tax effect of foreign currency translation adjustments		0	0	0
Tax effect of share of other comprehensive income/(loss) of subsidiaries and VIEs		¥ 0	¥ 0	¥ 0